Financial Assets and Financial Liabilities (Details) - Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Expected credit loss rate	9.23%	87.83%
Gross carrying amount		¥ 76,260
Expected credit loss	¥ 2,324	¥ 66,981
Gross Carrying Amount [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Gross carrying amount	¥ 25,168
Not overdue [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Expected credit loss rate	4.61%	2.77%
Gross carrying amount		¥ 7,501
Expected credit loss	¥ 1,072	¥ 208
Not overdue [Member] | Gross Carrying Amount [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Gross carrying amount	¥ 23,276
Days past due 1 - 90 days [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Expected credit loss rate	5.13%	8.60%
Gross carrying amount		¥ 488
Expected credit loss	¥ 16	¥ 42
Days past due 1 - 90 days [Member] | Gross Carrying Amount [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Gross carrying amount	¥ 312
Days past due 91 - 180 Days [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Expected credit loss rate	40.63%	12.50%
Gross carrying amount		¥ 280
Expected credit loss	¥ 117	¥ 35
Days past due 91 - 180 Days [Member] | Gross Carrying Amount [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Gross carrying amount	¥ 288
Days past due >181 days [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Expected credit loss rate	86.53%	16.93%
Gross carrying amount		¥ 1,558
Expected credit loss	¥ 1,118	¥ 264
Days past due >181 days [Member] | Gross Carrying Amount [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Gross carrying amount	¥ 1,292
Specific allowance [Member]
Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix [Line Items]
Expected credit loss rate		100.00%
Gross carrying amount		¥ 66,433
Expected credit loss		¥ 66,433